Business Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended		1 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Vogins Technology (Shanghai) Co., Ltd ("Vogins") USD ($)	Dec. 31, 2013 Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") USD ($)	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") USD ($)	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") USD ($)	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") Gaintech Co. Limited (Gaintech)
Business Acquisition [Line Items]
Business acquisition, percentage acquired						90.60%	90.60%						82.60%
Business acquisition, purchase price							1,097
Noncontrolling interest, percentage						49.00%	49.00%
Loan receivable from related party	741	4,483		741	4,483							4,483
Software and related technical services, contractual term												3 years
Settlements of the preexisting relationships							13,894
Consideration transferred allocated to the business acquired							12,928
Consideration transferred allocated to the noncontrolling interest obtained						341	2,063
Carrying value of interest in the acuiree before acquisition date						86	520
Far value in excess of carrying amount in the acquiree						255	1,543
Total of acquisition date fair value of the consideration transferred, settlements of the preexisting relationships, and noncontrolling interest in the acquired company							14,344
Noncontrolling interest, percentage						9.40%	9.40%
9.4% noncontrolling interest							1,416
Fair value estimates, discount rate			21.77%			27.74%	27.74%
Fair value estimates, long-term sustainable growth rate			3.00%			3.00%	3.00%
Definite-lived intangible assets, value		163,266	110,131				16,374
Acquired intangible assets useful life						3 years	3 years
Gain on bargain purchase	1,595	9,654					9,654			1,595	9,654
Business acquisition related cost											30
Revenue of the acquiree since acquisition date included in the consolidated income statement								221	1,337
Net income of the acquiree since acquisition date included in the consolidated income statement								$ 141	851